PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Right-of-use assets	Total assets
Gross carrying amount
Balance at January 1, 2020	$633	$3,708	$5,035	$3,970	$1,693	$1,463	$16,502
Additions (cash and non-cash)	1	174	547	475	15	314	1,526
Dispositions	(7)	(5)	(150)	(254)	(18)	(165)	(599)
Acquisitions through business combinations (1)	—	5	64	—	4	6	79
Transfers and assets reclassified as held for sale (2)	(267)	24	14	(22)	195	—	(56)
Foreign currency translation and other	22	365	82	2	42	39	552
Balance at December 31, 2020	$382	$4,271	$5,592	$4,171	$1,931	$1,657	$18,004
Additions (cash and non-cash)	—	181	799	208	57	174	1,419
Dispositions (4)	(44)	(99)	(838)	(61)	(46)	(85)	(1,173)
Acquisitions through business combinations (1)	105	157	1,862	—	28	366	2,518
Transfers and assets reclassified as held for sale (2)	(36)	11	(39)	(121)	4	42	(139)
Foreign currency translation and other	(15)	(154)	(170)	—	51	1	(287)
Balances at December 31, 2021	$392	$4,367	$7,206	$4,197	$2,025	$2,155	$20,342

Accumulated depreciation and impairment
Balance at January 1, 2020	$—	$(106)	$(809)	$(705)	$(793)	$(197)	$(2,610)
Depreciation/depletion/impairment expense	—	(93)	(662)	(554)	(114)	(263)	(1,686)
Dispositions	—	2	52	193	6	63	316
Transfers and assets reclassified as held for sale (2)	—	16	(4)	6	7	1	26
Foreign currency translation and other	—	(12)	(22)	—	(25)	(9)	(68)
Balances at December 31, 2020 (3)	$—	$(193)	$(1,445)	$(1,060)	$(919)	$(405)	$(4,022)
Depreciation/depletion/impairment expense	—	(206)	(711)	(431)	(69)	(263)	(1,680)
Dispositions (4)	—	26	399	46	29	53	553
Transfers and assets reclassified as held for sale (2)	—	(23)	24	106	—	(4)	103
Foreign currency translation and other	—	(41)	68	—	(13)	15	29
Balance at December 31, 2021 (3)	$—	$(437)	$(1,665)	$(1,339)	$(972)	$(604)	$(5,017)
Net book value
December 31, 2020	$382	$4,078	$4,147	$3,111	$1,012	$1,252	$13,982
December 31, 2021	$392	$3,930	$5,541	$2,858	$1,053	$1,551	$15,325
____________________________________
(1)See Note 3 for additional information.
(2)Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.
(3)Includes accumulated impairment losses of $110 million (2020: $46 million) for machinery and equipment, $239 million (2020: $276 million) for oil and gas properties and $383 million (2020: $370 million) for vessels.
(4)During the first quarter of 2021, the partnership derecognized $505 million of property, plant and equipment, net of accumulated amortization related to the deconsolidation of the partnership’s graphite electrode operations on March 1, 2021. Refer to Note 8 for additional information.
    During the year ended December 31, 2021, the partnership recorded an impairment expense of $282 million (2020: $245 million) primarily resulting from the closure of one of the partnership’s North American recycling facilities within the industrials segment and the write-down of certain vessels at our offshore oil services operations due to changes in underlying assumptions including contract extensions and modifications, redeployment opportunities and estimated salvage values. The recoverable amounts of the vessels were determined using negotiated sales prices and discounted cash flow models incorporating significant unobservable inputs. The estimates regarding expected future cash flows and discount rates are level 3 fair value inputs based on various assumptions including expected earnings, redeployment opportunities, and contract extensions.
    As at December 31, 2021, PP&E included approximately $1,551 million (2020: $1,252 million) of right-of-use assets and $4,553 million (2020: $2,796 million) of assets subject to operating leases in which the partnership is a lessor. During the year ended December 31, 2021, additions to right-of-use assets from acquisitions and new lease contracts were $540 million (2020: $320 million), partially offset by depreciation expense of $263 million (2020: $263 million).
    The right-of-use assets and assets subject to operating leases in which the partnership is a lessor by class of underlying asset as at December 31, 2021 and the depreciation expense of right-of-use assets by class of underlying asset for the year ended December 31, 2021 are outlined below:

	Year ended December 31, 2021
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Total
Lessee
Right-of-use assets	$113	$809	$565	$11	$53	$1,551
Depreciation/depletion/impairment expense	—	(150)	(88)	(12)	(13)	(263)
Lessor
Assets subject to operating leases	1	20	2,095	2,437	—	4,553

	Year ended December 31, 2020
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Others	Total
Lessee
Right-of-use assets	$51	$621	$538	$22	$20	$1,252
Depreciation expense	(7)	(128)	(104)	(16)	(8)	(263)
Lessor
Assets subject to operating leases	—	—	278	2,518	—	2,796